Contingent liabilities, contractual commitments and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 107,699	$ 114,187
Commitments	827,854	815,474
Off-balance sheet commitments	297,193	273,192
Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	297,303	273,371
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	637,133	654,991
IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	637,571	655,432
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	8,241	8,827
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	50,852	47,184
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	768,761	759,463
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	209,063	187,837
Loans and other credit-related commitments | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	209,063	187,837
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	618,402	627,258
Loans and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	618,788	627,637
Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	17,797	13,879
Commitments	0	0
Issued by HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
Issued by HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
Issued by HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	18,783	27,795
Financial guarantees | Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	17,707	13,746
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	88,240	85,534
– performance and other guarantees | Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	676	858
– other contingent liabilities | Issued by HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 90	$ 133